Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Schedule of Revenues	Revenues
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Revenues from the sale of solar electricity	31,813	39,601	32,019
Revenues from the sale of gas and power produced by anaerobic digestion plants	17,021	12,640	12,686
Total revenues	48,834	52,241	44,705
*	Reclassified due to discontinued operation - see Note 23.

Schedule of Operating Costs, Depreciation and Amortization	Operating Costs, Depreciation and Amortization
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Depreciation from fixed assets	15,405	14,954	13,977
Depreciation from right-of-use assets	607	626	664
Professional services	2,549	2,232	1,465
Operating and maintenance services	16,276	13,827	11,193
System operator charges	2,385	6,882	3,046
Insurance	842	649	506
Other	809	81	1,013
Total operating costs	38,873	39,251	31,864
*	Reclassified due to discontinued operation - see Note 23.

Schedule of General and Administrative Expenses	General and Administrative Expenses
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Salaries and related compensation	1,797	2,151	1,505
Professional services	2,306	2,367	2,785
Other	1,180	1,337	1,334
Total general and administrative expenses	5,283	5,855	5,624
*	Reclassified due to discontinued operation - see Note 23.

Schedule of Financing Income	Financing income
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Interest income	2,015	402	266
Change in fair value of derivatives, net	251	605	-
Profit from settlement of derivatives contract	-	-	407
Gain from exchange rate differences, net	6,732	6,041	-
Total financing income	8,998	7,048	673
*	Reclassified due to discontinued operation - see Note 23.

Schedule of Financing Expenses	Financing expenses
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Change in fair value of derivatives, net	-	-	841
Debentures interest and related expenses	3,876	2,130	3,220
Interest and commissions related to projects finance	5,825	5,852	4,313
Amortization of capitalized expenses related to projects finance	252	246	12,180
Interest on minority shareholder loan	2,014	1,529	2,055
Bank charges and other commissions	247	471	137
Interest on lease liability	341	296	294
Loss from exchange rate differences, net	-	-	5,394
Total financing expenses	12,555	10,524	28,434
*	Reclassified due to discontinued operation - see Note 23.